Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2025	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Nov. 06, 2023
C000244815 [Member]
Account Value [Line Items]
Accumulated Value	$ 13,627	$ 12,824	$ 13,691	$ 13,082	$ 12,330	$ 11,465	$ 11,111	$ 10,000
S&P 500 Index ($14,875) [Member]
Account Value [Line Items]
Accumulated Value	$ 14,875	$ 13,025	$ 14,081	$ 13,255	$ 12,787	$ 11,619	$ 11,142	$ 10,000